SCOPE OF CONSOLIDATION - Associates Narrative (Details) - Vallourec € / shares in Units, € in Millions, tonne in Millions, $ in Millions			12 Months Ended
	Aug. 06, 2024 EUR (€) board_member € / shares shares	Aug. 06, 2024 USD ($)	Dec. 31, 2025 USD ($) tonne
Disclosure of associates [line items]
Shares acquired in associate held by entity (in shares) | shares	65,243,206
Percentage of voting equity interests acquired	28.40%		27.85%
Par value per share (in eur per share) | € / shares	€ 14.64
Purchase of interests in associates	€ 960	$ 1,048
Number of board members | board_member	11
ArcelorMittal appointed board members | board_member	2
Percentage of rolling capacity			0.85
Capacity of rolled products | tonne			2.2
Fair value of investments in associates for which there are quoted market prices | $			$ 1,203
Forward contract
Disclosure of associates [line items]
Increase (decrease) in fair value measurement, assets | $		$ 83